Segment information	12 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Segment information
6.	Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain. In addition, two responsibility levels have been established for resource allocation and assessment of results of the two operations centers, through executive committees in Argentina and Israel.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business. In addition, this last segment is reported (ie., divided) from the geographic point of view in two Operations Centers to manage its global interests: Argentina and Israel. Within each operations center, the Group considers separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks. Management believes the operating segment clustering in each operations center reflects similar economic characteristics in each region, as well as similar products and services offered, types of clients and regulatory environments.

As from fiscal year 2018 the CODM reviews the operating income/loss of each business excluding the amounts related to management fees, being such amount reviewed at an aggregate level outside each business. Additionally, the CODM reviews certain corporate expenses associated with each business in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the “Corporate” segment of each operation center.

Below is the segment information prepared as follows:

Agricultural business

●	Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group’s farms to third parties; and planting, harvesting and sale of sugarcane

●	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.

●	Corporate: includes corporate expenses related to agricultural business.

●	Other segments: includes, principally, slaughtering and processing in the meat refrigeration plant; and brokerage activities, among others.

Urban properties and investments business

●	Operation Center in Argentina includes the assets and operating results of the following segments:

o	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
o	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
o	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.
o	International: includes assets and operating profit or loss from business related to associates Condor (hotels) and New Lipstick (offices).
o	Corporate: includes the expenses related to the corporate activities of the Operations Center in Argentina.
o	Others: primarily includes the entertainment activities through La Arena and La Rural S.A. and the financial activities carried out by BHSA and Tarshop.

As of fiscal year 2018, the CODM also reviews the office business as a single segment and the entertainment business in an aggregate and separate manner from offices, including that concept in the “Others” segment.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

●	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

●	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

●	Operation Center in Israel includes the assets and operating results of the following segments:

o	Real Estate: segment in which, through PBC, the Group operates rental properties and residential properties in Israel, USA and other parts of the world and carries out commercial projects in Las Vegas, USA. In this fiscal year, the Company lost control over Gav-Yam. Income was reclassified to discontinued operations and no longer forms part of this segment in this fiscal year. Such effect was reclassified in the comparative information. As of September 2018, Gav-Yam started to be valued as an associate.

o	Supermarkets: segment in which, through Shufersal, the Group operated a supermarket chain in Israel. Upon the loss of control in 2018 this segment was reclassified to discontinued operations and presented as an associate since 2019. Due to the loss of control, it was reclassified to discontinued operations and no longer forms part of the segment for fiscal year 2018.

o	Telecommunications: includes Cellcom whose main activities include the provision of mobile phone services, fixed line phone services, data and Internet and television, among others.

o	Insurance: includes the investment in Clal, insurance company which main activities includes pension and social security insurance, among others. As stated in Note 18, the Group does not have control over Clal; therefore, the business is reported in a single line as a financial asset held for sale and valued at fair value.

o	Corporate: includes the expenses related with the activities of the holding companies.

o	Others: includes other diverse business activities, such as technological developments, tourism, oil and gas assets, electronics, sale of fruits and others.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of associates and joint ventures. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements.

Goods and services exchanged between segments are calculated on the basis of established prices. Intercompany transactions between segments, if any, are eliminated.

Within the agricultural business, the majority of revenue is derived from operating segments in Argentina and Brazil, where most operating assets are located. .

Within the Operations Center in Argentina, most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for the share of profit / (loss) of associates included in the “International” segment located in USA.

Within the urban properties and investment business in the operations center in Israel, most revenue from its operating segments are derived from and their assets are located in Israel, except for certain earnings from the Real Estate segment, which are generated from activities outside Israel, mainly in USA.

Within the agricultural business and the urban properties and investments business from the operations center in Argentina, the assets categories reviewed by the CODM are investment properties, property, plant and equipment, trading properties, inventories, biological assets, right to receive future units under barter agreements, investment in joint ventures and associates and goodwill. The aggregate of these assets, classified by business segment, are disclosed as “segment assets”. Assets are allocated to each segment based on the operations and/or their physical location.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2020:

	06.30.20
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter- segment transactions and non- reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	26,259	11,138	81,637	92,775	119,034	(60)	-	3,100	(818)	121,256
Costs	(22,283)	(2,755)	(56,296)	(59,051)	(81,334)	53	-	(3,230)	540	(83,971)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,623	-	-	-	2,623	-	-	-	204	2,827
Changes in the net realizable value of agricultural products after harvest	657	-	-	-	657	-	-	-	-	657
Gross profit / (loss)	7,256	8,383	25,341	33,724	40,980	(7)	-	(130)	(74)	40,769
Gain from disposal of farmlands	838	-	-	-	838	-	-	-	-	838
Net gain / (loss) from fair value adjustment of investment properties	780	33,464	(2,989)	30,475	31,255	(263)	-	-	-	30,992
General and administrative expenses	(1,419)	(2,150)	(8,764)	(10,914)	(12,333)	15	-	-	51	(12,267)
Selling expenses	(2,610)	(1,232)	(12,544)	(13,776)	(16,386)	19	-	-	19	(16,348)
Impairment of associates	-	-	(2,470)	(2,470)	(2,470)	-	-	-	-	(2,470)
Other operating results, net	1,662	(48)	1,127	1,079	2,741	18	-	17	(6)	2,770
Management fees	-	-	-	-	-	-	-	(211)	-	(211)
Profit / (loss) from operations	6,507	38,417	(299)	38,118	44,625	(218)	-	(324)	(10)	44,073
Share of profit of associates and joint ventures	127	7,047	1,299	8,346	8,473	169	-	-	20	8,662
Segment profit / (loss)	6,634	45,464	1,000	46,464	53,098	(49)	-	(324)	10	52,735
							-
Reportable assets	37,070	157,987	451,267	609,254	646,324	(671)	-	-	41,287	686,940
Reportable liabilities	-	-	(403,184)	(403,184)	(403,184)	-	-	-	(161,603)	(564,787)
Net reportable assets	37,070	157,987	48,083	206,070	243,140	(671)	-	-	(120,316)	122,153

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2019:

	30.10.19
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter- segment transactions and non- reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	19,061	15,056	73,537	88,593	107,654	(93)	-	3,706	(526)	110,741
Costs	(16,165)	(3,201)	(52,426)	(55,627)	(71,792)	67	-	(3,855)	196	(75,384)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,035	-	-	-	2,035	-	-	-	270	2,305
Changes in the net realizable value of agricultural products after harvest	(43)	-	-	-	(43)	-	-	-	-	(43)
Gross profit / (loss)	4,888	11,855	21,111	32,966	37,854	(26)	-	(149)	(60)	37,619
Gain from disposal of farmlands	665	-	-	-	665	-	-	-	-	665
Net gain from fair value adjustment of investment properties	-	(39,477)	892	(38,585)	(38,585)	839	-	-	-	(37,746)
General and administrative expenses	(1,525)	(2,668)	(8,031)	(10,699)	(12,224)	17	-	-	55	(12,152)
Selling expenses	(1,717)	(1,085)	(11,192)	(12,277)	(13,994)	7	-	-	11	(13,976)
Other operating results, net	819	(659)	742	83	902	193	-	17	(11)	1,101
Management fees	-	-	-	-	-	-	-	-	-	-
Profit / (loss) from operations	3,130	(32,034)	3,522	(28,512)	(25,382)	1,030	-	(132)	(5)	(24,489)
Share of profit / (loss) of associates and joint ventures	11	(6,183)	(150)	(6,333)	(6,322)	(1,006)	-	-	-	(7,328)
Segment profit / (loss)	3,141	(38,217)	3,372	(34,845)	(31,704)	24	-	(132)	(5)	(31,817)

Reportable assets	34,597	111,717	535,565	647,282	681,879	(592)	-	-	44,747	726,034
Reportable liabilities	-	-	(461,015)	(461,015)	(461,015)	-	-	-	(137,818)	(598,833)
Net reportable assets	34,597	111,717	74,550	186,267	220,864	(592)	-	-	(93,071)	127,201

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2018:

	06.30.18
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (iii)	Elimination of inter- segment transactions and non- reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	15,393	13,872	60,057	73,929	89,322	(111)	4,387	(332)	93,266
Costs	(13,096)	(2,822)	(41,935)	(44,757)	(57,853)	69	(4,445)	151	(62,078)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,530	-	-	-	1,530	4	-	140	1,674
Changes in the net realizable value of agricultural products after harvest	532	-	-	-	532	-	-	-	532
Gross profit / (loss)	4,359	11,050	18,122	29,172	33,531	(38)	(58)	(41)	33,394
Net gain from fair value adjustment of investment properties	216	19,809	-	19,809	20,025	(1,054)	-	-	18,971
Loss from disposal of farmlands	1,656	-	-	-	1,656	-	-	-	1,656
General and administrative expenses	(1,381)	(2,335)	(7,233)	(9,568)	(10,949)	40	-	33	(10,876)
Selling expenses	(1,753)	(1,126)	(10,639)	(11,765)	(13,518)	16	-	13	(13,489)
Other operating results, net	1,541	(56)	2,136	2,080	3,621	42	(2)	(4)	3,657
Management fees	-	-	-	-	-	-	(1,456)	-	(1,456)
Profit / (loss) from operations	4,638	27,342	2,386	29,728	34,366	(994)	(1,516)	1	31,857
Share of (loss) / profit of associates and joint ventures	37	(4,227)	(422)	(4,649)	(4,612)	1,160	-	-	(3,452)
Segment profit / (loss)	4,675	23,115	1,964	25,079	29,754	166	(1,516)	1	28,405

Reportable assets	30,755	152,860	563,654	716,514	747,269	592	-	49,183	797,044
Reportable liabilities	-	-	(479,056)	(479,056)	(479,056)	-	-	(141,534)	(620,590)
Net reportable assets	30,755	152,860	84,598	237,458	268,213	592	-	(92,351)	176,454

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)	Includes Ps. (130), Ps. (149) and Ps. (58) corresponding to Expenses and FPC and Ps. 0, Ps. (336) and Ps. (1,456) to management fees, as of June 30, 2020 and 2018, respectively.
(iv)	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 17, Ps. 8,658 and Ps. 5,453, as of June 30, 2020, 2019 and 2018, respectively.

Agriculture line of business:

The following tables present the reportable segments of the agriculture line of business:

	06.30.20
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	17,186	-	-	9,073	26,259
Costs	(14,676)	(25)	-	(7,582)	(22,283)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,613	-	-	10	2,623
Changes in the net realizable value of agricultural products after harvest	657	-	-	-	657
Gross profit / (loss)	5,780	(25)	-	1,501	7,256
Gain from disposal of farmlands	-	838	-	-	838
Net gain from fair value adjustment of investment properties	-	780	-	-	780
General and administrative expenses	(953)	(3)	(177)	(286)	(1,419)
Selling expenses	(1,815)	(1)	-	(794)	(2,610)
Other operating results, net	454	962	-	246	1,662
Management fees	-	-	-	-	-
Profit / (loss) from operations	3,466	2,551	(177)	667	6,507
Share of profit of associates	55	-	-	72	127
Segment profit / (loss)	3,521	2,551	(177)	739	6,634
	-
Investment properties	4,129	-	-	-	4,129
Property, plant and equipment	20,886	179	-	54	21,119
Investments in associates	419	-	-	293	712
Other reportable assets	7,283	331	-	3,496	11,110
Reportable assets	32,717	510	-	3,843	37,070

From all of the Group’s revenues corresponding to Agricultural Business, Ps.18,167 are originated in Argentina and Ps. 8,092 in other countries, principally in Brazil for Ps. 7,278.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, Ps. 13,269 are located in Argentina and Ps. 23,801 in other countries, principally in Brazil for Ps. 18.912.

	06.30.19
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	11,100	-	-	7,961	19,061
Costs	(9,466)	(24)	-	(6,675)	(16,165)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,029	-	-	6	2,035
Changes in the net realizable value of agricultural products after harvest	(43)	-	-	-	(43)
Gross profit / (loss)	3,620	(24)	-	1,292	4,888
Gain from disposal of farmlands	-	665	-	-	665
Net gain from fair value adjustment of investment properties	-	-	-	-	-
General and administrative expenses	(959)	(3)	(274)	(289)	(1,525)
Selling expenses	(1,026)	(1)	-	(690)	(1,717)
Other operating results, net	428	244	-	147	819
Management fees	-	-	-	-	-
(Loss) / Profit from operations	2,063	881	(274)	460	3,130
Share of profit / (loss) of associates	57	-	-	(46)	11
Segment (loss) / profit	2,120	881	(274)	414	3,141

Investment properties	2,634	-	-	-	2,634
Property, plant and equipment	20,219	149	-	767	21,135
Investments in associates	391	-	-	23	414
Other reportable assets	8,472	-	-	1,942	10,414
Reportable assets	31,716	149	-	2,732	34,597

From all of the Group’s revenues corresponding to Agricultural Business, Ps. 12,680 are originated in Argentina and Ps. 6,381 in other countries, principally in Brazil for Ps. 5,923.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, Ps. 13,765 are located in Argentina and Ps. 20,832 in other countries, principally in Brazil for Ps. 18,974.

	06.30.18
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	9,096	-	-	6,297	15,393
Costs	(7,388)	(36)	-	(5,672)	(13,096)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,539	-	-	(9)	1,530
Changes in the net realizable value of agricultural products after harvest	532	-	-	-	532
Gross profit / (loss)	3,779	(36)	-	616	4,359
Net gain from fair value adjustment of investment properties	-	216	-	-	216
Loss from disposal of farmlands	-	1,656	-	-	1,656
General and administrative expenses	(878)	(2)	(225)	(276)	(1,381)
Selling expenses	(1,322)	-	-	(431)	(1,753)
Other operating results, net	(20)	1,457	-	104	1,541
Management fees	-	-	-	-	-
Profit / (Loss) from operations	1,559	3,291	(225)	13	4,638
Share of profit / (loss) of associates	39	-	-	(2)	37
Segment profit / (loss)	1,598	3,291	(225)	11	4,675

Investment properties	2,052	-	-	-	2,052
Property, plant and equipment	19,620	131	-	605	20,356
Investments in associates	316	-	-	91	407
Other reportable assets	7,073	-	-	867	7,940
Reportable assets	29,061	131	-	1,563	30,755

From all of the Group’s revenues corresponding to Agricultural Business, Ps. 11,296 are originated in Argentina and Ps. 4,097 in other countries, principally in Brazil for Ps. 3,743.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, Ps. 11,735 are located in Argentina and Ps. 19,020 in other countries, principally in Brazil for Ps. 17,128.

(I)	Urban properties and investments line of business

Below is a summarized analysis of the lines of business of Group’s operations center in Argentina for the fiscal years ended June 30, 2020, 2019 and 2018:

	06.30.20
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,935	2,358	735	2,021	11	-	78	11,138
Costs	(567)	(144)	(690)	(1,244)	(12)	-	(98)	(2,755)
Gross profit / (loss)	5,368	2,214	45	777	(1)	-	(20)	8,383
Net gain from fair value adjustment of investment properties	(2,105)	22,756	12,179	-	-	-	634	33,464
General and administrative expenses	(829)	(220)	(228)	(365)	(110)	(282)	(116)	(2,150)
Selling expenses	(709)	(85)	(197)	(230)	-	-	(11)	(1,232)
Other operating results, net	(38)	(30)	(27)	(20)	-	-	67	(48)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	1,687	24,635	11,772	162	(111)	(282)	554	38,417
Share of profit / (loss) of associates and joint ventures (**)	-	-	-	-	7,377	-	(330)	7,047
Segment profit / (loss)	1,687	24,635	11,772	162	7,266	(282)	224	45,464

Investment and trading properties	49,109	61,284	32,171	-	307	-	1,442	144,313
Property, plant and equipment	225	1,130	-	1,943	-	-	-	3,298
Investment in associates and joint ventures (*)	-	-	532	-	2,004	-	6,738	9,274
Other reportable assets	111	122	753	26	-	-	90	1,102
Reportable assets	49,445	62,536	33,456	1,969	2,311	-	8,270	157,987

From all the revenues corresponding to the Operations Center in Argentina, Ps. 11,127 are originated in Argentina, and Ps. 11 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 155,377 are located in Argentina and Ps. 2,886 in other countries, principally in USA for Ps. 2, 311 and Uruguay for Ps. 575.

	06.30.19
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,541	2,239	1,119	2,953	14	-	190	15,056
Costs	(776)	(153)	(527)	(1,588)	(6)	-	(151)	(3,201)
Gross profit	7,765	2,086	592	1,365	8	-	39	11,855
Net gain from fair value adjustment of investment properties	(40,582)	747	726	-	6	-	(374)	(39,477)
General and administrative expenses	(945)	(206)	(283)	(492)	(110)	(519)	(113)	(2,668)
Selling expenses	(530)	(99)	(119)	(316)	-	-	(21)	(1,085)
Other operating results, net	(109)	(40)	(286)	114	(24)	-	(314)	(659)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	(34,401)	2,488	630	671	(120)	(519)	(783)	(32,034)
Share of profit / (loss) of associates and joint ventures	-	-	(37)	-	(3,679)	-	(2,467)	(6,183)
Segment profit / (loss)	(34,401)	2,488	593	671	(3,799)	(519)	(3,250)	(38,217)

Investment and trading properties	50,104	31,432	27,777	-	90	-	1,062	110,465
Property, plant and equipment	260	136	-	2,024	180	-	-	2,600
Investment in associates and joint ventures	-	-	443	-	(7,222)	-	4,895	(1,884)
Other reportable assets	113	123	184	26	-	-	90	536
Reportable assets	50,477	31,691	28,404	2,050	(6,952)	-	6,047	111,717

From all the revenues corresponding to the Operations Center in Argentina, included in the segments Ps. 14,563 are originated in Argentina, Ps. 478 are originated in Uruguay and Ps. 14 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 117,932 are located in Argentina and Ps. (6,370) in other countries, principally in USA for Ps. (6,952) and Uruguay for Ps. 582.

	06.30.18
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	9,750	1,332	300	2,446	-	-	44	13,872
Costs	(829)	(124)	(149)	(1,672)	-	-	(48)	(2,822)
Gross profit / (loss)	8,921	1,208	151	774	-	-	(4)	11,050
Net gain from fair value adjustment of investment properties	6,266	5,843	7,338	-	-	-	362	19,809
General and administrative expenses	(854)	(216)	(198)	(487)	(118)	(385)	(77)	(2,335)
Selling expenses	(607)	(143)	(58)	(311)	-	-	(7)	(1,126)
Other operating results, net	(105)	(24)	138	(40)	(58)	-	33	(56)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	13,621	6,668	7,371	(64)	(176)	(385)	307	27,342
Share of profit / (loss) of associates and joint ventures	-	-	4	-	(4,425)	-	194	(4,227)
Segment profit / (loss)	13,621	6,668	7,375	(64)	(4,601)	(385)	501	23,115

Investment and trading properties	89,983	28,142	25,166	-	-	-	1,334	144,625
Property, plant and equipment	213	120	-	2,135	198	-	-	2,666
Investment in associates and joint ventures	-	-	447	-	(3,869)	-	8,251	4,829
Other reportable assets	129	122	189	27	-	-	273	740
Reportable assets	90,325	28,384	25,802	2,162	(3,671)	-	9,858	152,860

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 155,890 are located in Argentina and Ps. (2,987) in other countries, principally in USA for Ps. (3,672) and Uruguay for Ps. 685 million.

Below is a summarized analysis of the lines of business of Group’s Operations Center in Israel for the years ended June 30, 2020, 2019 and 2018:

	06.30.20
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	12,954	-	64,838	-	-	3,845	81,637
Costs	(6,787)	-	(47,231)	-	-	(2,278)	(56,296)
Gross profit	6,167	-	17,607	-	-	1,567	25,341
Net gain from fair value adjustment of investment properties	(2,989)	-	-	-	-	-	(2,989)
General and administrative expenses	(812)	-	(5,519)	-	(1,071)	(1,362)	(8,764)
Selling expenses	(223)	-	(11,887)	-	-	(434)	(12,544)
Impairment of associates	(2,470)	-	-	-	-	-	(2,470)
Other operating results, net	(296)	-	501	-	(48)	970	1,127
Profit / (Loss) from operations	(623)	-	702	-	(1,119)	741	(299)
Share of profit/ (loss) of associates and joint ventures	1,495	1,063	(265)	-	-	(994)	1,299
Segment profit / (loss)	872	1,063	437	-	(1,119)	(253)	1,000

Reportable assets	152,941	28,090	140,025	3,377	17,911	108,923	451,267
Reportable liabilities	(146,331)	-	(106,076)	-	(111,649)	(39,128)	(403,184)
Net reportable assets	6,610	28,090	33,949	3,377	(93,738)	69,795	48,083

No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 82,707 are located in USA (Ps. 74,170 in 2019 and Ps. 77,664 in 2018), Ps. 0 (Ps. 1,979 in 2019 and Ps. 2,333 in 2018) in India and the remaining are located in Israel.

	06.30.19
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	14,392	-	57,506	-	-	1,639	73,537
Costs	(9,121)	-	(42,424)	-	-	(881)	(52,426)
Gross profit	5,271	-	15,082	-	-	758	21,111
Net gain from fair value adjustment of investment properties	892	-	-	-	-	-	892
General and administrative expenses	(707)	-	(4,779)	-	(1,058)	(1,487)	(8,031)
Selling expenses	(197)	-	(10,562)	-	-	(433)	(11,192)
Other operating results, net	-	-	397	-	-	345	742
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	5,259	-	138	-	(1,058)	(817)	3,522
Share of profit / (loss) of associates and joint ventures	37	717	-	-	-	(904)	(150)
Segment profit / (loss)	5,296	717	138	-	(1,058)	(1,721)	3,372

Reportable assets	303,425	23,013	109,380	22,638	41,536	35,573	535,565
Reportable liabilities	(235,553)	-	(84,800)	-	(126,585)	(14,077)	(461,015)
Net reportable assets	67,872	23,013	24,580	22,638	(85,049)	21,496	74,550

	06.30.18
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	9,497	-	49,066	-	-	1,494	60,057
Costs	(5,957)	-	(35,189)	-	-	(789)	(41,935)
Gross profit	3,540	-	13,877	-	-	705	18,122
Net gain from fair value adjustment of investment properties	-	-	-	-	-	-	-
General and administrative expenses	(578)	-	(4,594)	-	(854)	(1,207)	(7,233)
Selling expenses	(200)	-	(10,059)	-	-	(380)	(10,639)
Other operating results, net	256	-	772	-	1,141	(33)	2,136
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	3,018	-	(4)	-	287	(915)	2,386
Share of profit / (loss) of associates and joint ventures	158	-	-	-	-	(580)	(422)
Segment profit / (loss)	3,176	-	(4)	-	287	(1,495)	1,964

Reportable assets	298,031	29,579	110,723	27,247	47,432	50,642	563,654
Reportable liabilities	(231,693)	-	(86,280)	-	(155,567)	(5,516)	(479,056)
Net reportable assets	66,338	29,579	24,443	27,247	(108,135)	45,126	84,598